Schedule of Assets	12 Months Ended
Dec. 31, 2025
EBP 025
Schedule of Assets
Schedule of Assets

Ford Motor Company

Tax-Efficient Savings Plan for Hourly Employees

Schedule of Assets (Held at End of Year)

Form 5500, Schedule H, Item 4i

EIN 38-0549190, Plan 025

December 31, 2025

	(b)	(c)
	Identity of Issuer,	Description of Investment, Including Maturity Date,	(d)	(e)
(a)	Lessor, Borrower, or Similar Party	Rate of Interest, Collateral, Par, or Maturity Value	Cost	Current Value

*	Participant Loans	Participant notes receivable bearing interest at rates ranging from 3.25 percent to 8.5 percent	—	$174,534,898
*	Denotes party-in-interest to the Plan